Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2021
Registrant Name	dei_EntityRegistrantName	MSS Series Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001368578
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Prospectus Date	rr_ProspectusDate	Jan. 15, 2022
AINN Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks capital gains.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs such as commissions when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 2078.02% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	2078.02%
[custom:RiskLoseMoneyText]	nnaix_RiskLoseMoneyText	there is risk that you could lose money through your investment in the Fund
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund's investment adviser seeks to achieve the Fund's investment objective by investing primarily in exchange-traded funds ("ETFs") that each invest primarily in common stocks (“Long ETFs”). The adviser selects ETFs without restriction as to, capitalization or currency of the common stock issuers held by each ETF. The adviser selects ETFs that it believes have above-average liquidity and historical performance. This is an actively managed Fund.

When the adviser believes market conditions are favorable, the Fund invests in ETFs that invest primarily in large cap companies (those with a market capitalization of at least $10 billion) and invests its remaining assets in ETFs that invest primarily in mid-cap companies (over $4 billion to less than $10 billion) and small-cap companies ($1 to $4 billion). The Fund’s investments may be in foreign developed and emerging markets and may be focused on one or more countries. ETFs may be sector-based, which may cause the Fund’s holdings to be concentrated in a particular sector, and may also be leveraged. A leveraged ETF is designed to produce daily returns, before the effect of fees and expenses, that are a multiple of the daily returns of a reference index.

When the adviser believes market conditions are unfavorable, it may allocate a portion of the Fund’s assets to cash equivalents or to inverse ETFs. An inverse ETF is designed to produce daily returns, before the effect of fees and expenses, that are the opposite of the daily returns of a reference index.

The adviser allocates assets among economic sectors, capitalization categories and countries using its quantitative and factor-based strategy. The primary factors used are momentum, price trend, trading volume, and directional movement. This technology is intended to evaluate volatility and enhance risk mitigation. The adviser's strategy also includes, as inputs, more traditional techniques such as technical analysis and macro-economic analysis. Technical analysis is the study of an index's or a security's past prices and trading volumes for the purpose of forecasting price trends. Macroeconomic analysis focuses on economic indicators, business cycles, wars, and industry/sector trends to generate an investment outlook.

The adviser sells ETFs using outputs from its system to identify when a price target is reached, expected returns decline or to replace an ETF with one with a higher expected return or lower expected volatility. The adviser reduces cash equivalents and inverse ETF positions when it believes overall market conditions have become favorable. The adviser expects to engage in frequent buying and selling of portfolio securities to achieve the Fund's investment objective, which may result in a significantly high turnover rate.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is risk that you could lose money through your investment in the Fund. Investing in the Fund can result in a loss of some or all amounts invested. Below are the main risks of investing in the Fund. All of the risks listed below are material to the Fund, regardless of the order in which they appear.

COVID-19 Risk. An outbreak of infectious respiratory illness caused by the novel coronavirus known as COVID-19 was first detected in China in December 2019 before spreading worldwide and being declared a global pandemic by the World Health Organization in March 2020. COVID-19 has resulted in travel restrictions, closed international borders, enhanced health screenings, disruption and delays in healthcare services, prolonged quarantines, cancellations, temporary store closures, social distancing, government ordered curfews and business closures, disruptions to supply chains and consumer activity, shortages, highly volatile financial markets, and general concern and uncertainty.

Emerging Markets Risk. Investing in emerging markets involves not only the risks described below with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, limited availability and reliability of information material to an investment decision, and exposure to political systems that can be expected to have less stability than those of developed countries. The market for the securities of issuers in emerging market typically is small, and a low or nonexistent trading volume in those securities may result in a lack of liquidity and price volatility.

ETF Risk. The ETFs in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the ETFs and may be higher than other mutual funds that invest directly in stocks. ETFs are also subject to the following additional risks: (i) the ETF's market price may be less than its net asset value; (ii) an active market for the ETF may not develop; (iii) market trading in the ETF may be illiquid or even halted under certain circumstances; and (iv) passive ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the passive ETFs in which the Fund invests will incur expenses not incurred by their applicable indices.

Leveraged ETF Risk. Investing in leveraged ETFs will amplify the Fund's gains and losses. Most leveraged ETFs "reset" daily. Daily rebalancing and the compounding of each day’s return over time means that the return for the fund for a period longer than a single day will be the result of each day’s returns compounded over the period, which will very like differ in amount, and possibly direction, from 2x return of the index for the same period. The Fund will lose money if the index’s performance is flat over time, and the fund can lose money regardless of the performance of the index, as a result of daily rebalancing, the index’s volatility, compounding of each day’s return, and other factors. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance of their underlying index or benchmark during the same period of time. Leveraged ETFs are particularly impacted by volatility and can perform in the opposite the direction in which they are designed for. For example, if a Leveraged ETF’s current benchmark is 200% of the S&P 500 Index and the Leveraged ETF meets its objective, the value of the Leveraged ETF will tend to increase, on a daily basis, at twice the rate of the underlying index (e.g., if the S&P 500 Index goes up 5% then the ETF’s value should go up 10%). Likewise, if the S&P 500 Index decreases in value, the ETF’s value will decrease by twice as much (e.g., if the S&P 500 Index goes down 5% then the ETF’s value should go down 10%). As a result, investing in Leveraged ETFs could result in significant gains or losses for the Fund. The Fund invests in Leveraged ETFs in an effort to deliver daily performance at a multiple of the rate of the underlying index, Investors should note that the leverage resets on a daily basis, which results in compounding of returns when held for multiple periods.

Inverse ETF Risk. Investments in inverse ETFs may prevent the Fund from participating in market-wide or sector-wide gains and may not prove to be an effective hedge. Daily rebalancing and the compounding of each day’s return over time means that the return for the fund for a period longer than a single day will be the result of each day’s returns compounded over the period, which will very like differ in amount, and possibly direction, from 2x return of the index for the same period. The Fund will lose money if the index’s performance is flat over time, and the fund can lose money regardless of the performance of the index, as a result of daily rebalancing, the index’s volatility, compounding of each day’s return, and other factors. During periods of increased volatility, inverse ETFs may not perform in the manner they are designed. Inverse ETFs are designed to rise in price when stock prices are falling. Inverse ETFs may experience negative returns if the index is flat or if it falls. Accordingly, leveraged inverse ETFs are particularly impacted by volatility and can move in the opposite direction than the direction that they are designed to move. For example, if a Leveraged Inverse ETF’s current benchmark is 200% of the inverse of the S&P 500 Index and the Leveraged Inverse ETF meets its objective, the value of the Leveraged Inverse ETF will tend to increase on a daily basis when the value of the S&P 500 Index decreases (i.e., if the S&P 500 Index goes down 5% then the Leveraged Inverse ETF’s value should go up 10%). Conversely, when the value of the S&P 500 Index increases, the value of the Leveraged Inverse ETF’s shares tend to decrease on a daily basis

(i.e., if the S&P 500 Index goes up 5% then the Leveraged Inverse ETF’s value should go down 10%). Inverse ETFs tend to limit the Fund’s participation in overall market-wide gains. Most inverse ETFs reset daily (meaning they aim to achieve their stated objective daily). Accordingly, their performance over longer terms can perform very differently than underlying assets and benchmarks, and volatile markets can amplify this effect.

Foreign Investment Risk. Foreign investments may be riskier than U.S. investments for many reasons, such as changes in currency exchange rates and unstable political, social and economic conditions. These risks are more pronounced in emerging markets.

Issuer Risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets.

Large-Cap Company Risk. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

Management Risk. The adviser's dependence on its strategy and judgments about the securities in which the Fund invests may prove to be incorrect and may not produce the desired results.

Market and Geopolitical Risk. Market risk includes the possibility that the Fund’s investments will decline in value because of a downturn in the stock market, reducing the value of individual companies’ stocks regardless of the success or failure of an individual company’s operations. The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. There is a risk that you may lose money by investing in the Fund.

Sector Concentration Risk. The Fund may focus a portion of its investments in securities of a particular sector. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector. To the extent the Fund focuses its investments in any technology sector, it may be subject to the following risks: rapidly changing technologies; short life cycles; fierce competition; aggressive pricing and reduced profit margins; the loss of patent, copyright and trademark protections; cyclical market patterns; evolving industry standards; and frequent new product introductions. Information technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel.

Small- and Mid-Cap Company Risk. The price of small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than larger, more established companies or the market averages in general.

Turnover Risk. The Fund may engage in frequent buying and selling of portfolio securities which may result in a significantly high turnover rate. A higher portfolio turnover will result in higher transactional and brokerage costs. Active trading of securities may also increase the Fund’s realized capital gains or losses, which may increase the taxes paid by Fund shareholders. Such transactional and brokerage costs have a negative effect on Fund performance.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund’s shares over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.ainnfunds.com or by calling 1-866-792-1056.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-792-1056
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ainnfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart Calendar Years Ended December 31
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	Best Quarter June 30, 2020 11.89% Worst Quarter March 31, 2020 -4.90%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.89%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.90%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For periods ended December 31, 2020)
Performance Table Footnotes	rr_PerformanceTableFootnotesTextBlock

* The S&P 500 Index is a market value-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange (“NYSE”). The S&P 500 Index is a widely recognized, unmanaged index of common stock prices. The figures for the S&P 500 Index reflect all dividends reinvested but do not reflect any deductions for fees, expenses or taxes. Investors cannot invest directly in an index.

1 Year	rr_AverageAnnualReturnYear01	30.25%
Since Inception	rr_AverageAnnualReturnSinceInception	18.13%
AINN Fund | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	24.85%
Since Inception	rr_AverageAnnualReturnSinceInception	15.01%
AINN Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	17.91%
Since Inception	rr_AverageAnnualReturnSinceInception	12.65%
AINN Fund | S&P 500 Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	18.40%
Since Inception	rr_AverageAnnualReturnSinceInception	24.26%
AINN Fund | AINN Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Shareholder Fee, Other	rr_ShareholderFeeOther	$ 20
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.72%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.29%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.51%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 254
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	782
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,335
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,846
Annual Return 2020	rr_AnnualReturn2020	30.25%

[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights, when issued, because the financial statements include only the direct operating expenses incurred by the Fund.